Consolidated Statement of Changes in Equity - BRL (R$) R$ in Millions	Total	Share capital [member]	Subscription of shares, to be capitalized [member]	Capital reserves [member]	Profits reserves [member]	Equity Valuation adjustments [member]	Retained earnings [member]	Total interest of the controlling shareholders [member]	Total interest of the non-controlling interests [member]
Beginning balance at Dec. 31, 2015	R$ 12,988	R$ 6,294		R$ 1,925	R$ 4,663	R$ 102		R$ 12,984	R$ 4
NET INCOME FOR THE YEAR	334						R$ 334	334
Remeasurement of obligations of the defined benefit plans, net of taxes	(515)					(515)		(515)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity	(39)					(39)		(39)
Realization of PP&E deemed cost						(37)	37
Appropriation of Net income for the period
Tax incentives reserve					7		(7)
Proposed dividends	(380)				(380)			(380)
Additional dividends proposed. non-controlling interests	623				623			623
Appropriation of retain earnings to profit reserves					160		(160)
Ending balance at Dec. 31, 2016	12,934	6,294		1,925	5,200	(489)		12,930	4
Appropriation of Net income for the period
Reserve for mandatory dividends not distributed	(77)				127		(204)	(77)
Subscription of shares, to be capitalized	1,215		R$ 1,215					1,215
NET INCOME FOR THE YEAR	1,002						1,001	1,001	1
Remeasurement of obligations of the defined benefit plans, net of taxes	(261)					(261)		(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity	(41)					(41)		(41)
Realization of PP&E deemed cost	(18)					(46)	28	(18)
Tax incentives reserve					1		(1)
Proposed dividends	(500)						(500)	(500)
Additional dividends proposed. non-controlling interests	(1)								(1)
Appropriation of retain earnings to profit reserves					528		(528)
Ending balance (Prior years [member]) at Dec. 31, 2017	14,330	6,294	1,215	1,925	5,729	(837)		14,326	4
Ending balance (Restated balance [member]) at Dec. 31, 2017	14,173	6,294	1,215	1,925	5,729	(837)	(157)	14,169	4
Ending balance at Dec. 31, 2017	14,330	6,294	1,215	1,925	5,729	(837)		14,326	4
Proposed dividends	(127)				(127)			(127)
Expired dividends of previous years	42						42	42
First time adoption of IFRS 9 and IFRS 15 | First adoption of IFRS 9 and IFRS 15 [member]	(157)						(157)	(157)
Subscription of shares, to be capitalized	110		110					110
Subscription of capital		1,000	(1,000)
Goodwill on subscription of shares			R$ (325)	325
NET INCOME FOR THE YEAR	1,742						1,700	1,700	42
Remeasurement of obligations of the defined benefit plans, net of taxes	(463)					(463)		(463)
Realization of PP&E deemed cost	15					(27)	42	15
Appropriation of Net income for the period
Tax incentives reserve					9		(9)
Proposed dividends	(867)						(867)	(867)
Appropriation of retain earnings to profit reserves					751		R$ (751)
Non-controllinginterests	1,314								1,314
Ending balance at Dec. 31, 2018	R$ 15,939	R$ 7,294		R$ 2,250	R$ 6,362	R$ (1,327)		R$ 14,579	R$ 1,360